Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005505
Average Annual Return [Line Items]
Average Annual Return, Percent	21.38%		7.44%	10.46%
Without Sales Load [Member] | C000049242
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%		7.18%	10.19%
Without Sales Load [Member] | C000049243
Average Annual Return [Line Items]
Average Annual Return, Percent	20.82%		6.91%	9.91%
Without Sales Load [Member] | C000244828
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	18.64%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%		8.14%	9.92%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%		8.14%	9.92%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%		8.14%	9.92%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	18.41%